Financial Instruments - Summary of Debt Summarized by Interest Rates and Currencies (Detail) $ in Millions, $ in Millions	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 883		$ 16,973
Long- term	182,074	$ 9,339	177,022
Total	182,957		193,995	$ 236,238	$ 229,343
Floating interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	262		7,282
Long- term	66,819		53,389
Total	$ 67,081		$ 60,671
Short-term	7.80%	7.80%	6.10%
Long-term	3.60%	3.60%	3.00%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 621		$ 9,691
Long- term	115,255		123,633
Total	$ 115,876		$ 133,324
Short-term	4.20%	4.20%	4.80%
Long-term	5.60%	5.60%	5.70%
US Dollar [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 589		$ 6,206
Long- term	114,696		107,508
Total	$ 115,285		$ 113,714
Effective rate	5.80%	5.80%	5.90%
Euro [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 12		$ 9,705
Long- term	52,368		54,906
Total	$ 52,380		$ 64,611
Effective rate	3.30%	3.30%	3.50%
Pounds [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 0		$ 0
Long- term	8,631		9,141
Total	$ 8,631		$ 9,141
Effective rate	2.90%	2.90%	2.60%
Philippine pesos [member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 52		$ 0
Long- term	5,041		5,408
Total	$ 5,093		$ 5,408
Effective rate	4.60%	4.60%	4.60%
Other Currencies [Member]
Disclosure of detailed information about financial instruments [line items]
Short- term	$ 230		$ 1,062
Long- term	1,338		59
Total	$ 1,568		$ 1,121
Effective rate	5.90%	5.90%	6.20%